Subsequent Events (Details) $ / shares in Units, ₫ in Billions			6 Months Ended
	Jul. 01, 2024 USD ($) shares	Mar. 06, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Feb. 27, 2024	Jan. 31, 2024 USD ($)	Jan. 31, 2024 VND (₫)	Dec. 31, 2023 USD ($)	Apr. 26, 2023 USD ($)
Subsequent Events [Line Items]
Bank credit facility | $			$ 65,300,000			$ 75,300,000
BIDV [Member]
Subsequent Events [Line Items]
Bank credit facility | $			$ 22,400,000	$ 100,000,000		24,700,000		$ 11,800,000	$ 90,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Coverted ordinary shares	1,380,000
Issuance of ordinary shares	600,000
Drew down revolving bank credit facility (in Dollars) | $	$ 2,300,000
Subsequent Event [Member] | Borrowing [Member]
Subsequent Events [Line Items]
Repaid borrowings of underlying revolving bank credit facility (in Dollars) | $	$ 12,700,000
Subsequent Event [Member] | BIDV [Member]
Subsequent Events [Line Items]
Bank credit facility						$ 100,000,000	₫ 626.4
PIPE Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares	600,000
Stock isued during period shares additional ordinary shares	500,000
Founder Shares [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Coverted ordinary shares			1,380,000
Founder Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of founder shares	1,380,000
Founder Shares [Member] | Earnout Equities Vesting Agreement [Member]
Subsequent Events [Line Items]
Equity vesting shares			1,380,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate purchase shares		600,000
Purchase price per share (in Dollars per share) | $ / shares		$ 10
Aggregate purchase price (in Dollars) | $		$ 6,000,000
Forecast [Member] | TOYO [Member]
Subsequent Events [Line Items]
Owned equity interests					100.00%